INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Raw materials	$ 155,433	$ 90,308
Work-in-process	117,509	69,132
Finished goods	919,432	536,541
Inventories	1,192,374	695,981
Amount of finished goods includes modules	$ 163,078	181,012
Federal Investment Tax Credit (as a percentage)	5.00%
Inventory written down	$ 14,070	$ 42,907	$ 19,447